Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 15, 2024	Jan. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 07, 2024	Dec. 26, 2023	Nov. 06, 2023	Aug. 08, 2023	Jul. 03, 2023	Jun. 09, 2023
Equity [Line Items]
Ordinary shares issued			32,258,663	27,989,465		2,544,600	673,019	1,293,450	328,506	169,920	863,100
Stock transfer at fair value (in Dollars)									$ 105
Purchase shares	454,752
Exercise price (in Dollars per share)	$ 0.001
Percentage of issued and outstanding	4.99%
Options to employee other services (in Dollars)			$ 17	$ 198	$ 624
Vesting period		3 years
Aggregated amount (in Dollars)			$ 331	$ 472
RSU [Member]
Equity [Line Items]
Ordinary shares issued			1,293,446